Federal funds purchased and assets sold under agreements to repurchase (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Fed Funds Purchased And Assets Sold Under Agreements To Repurchase Table [Text Block]
(Dollars in thousands)	2014	2013
Federal funds purchased	$100,000	$-
Assets sold under agreements to repurchase	1,171,657	1,659,292
Total federal funds purchased and assets sold under agreements to repurchase	$1,271,657	$1,659,292
Maximum aggregate balance outstanding at any month-end	$2,208,213	$2,269,565
Average monthly aggregate balance outstanding	$1,732,199	$1,842,879
Weighted average interest rate:
For the year	3.85%	1.92%
At December 31	0.62%	2.07%

Schedule of Repurchase Agreements [Table Text Block]
	2014				2013
		Carrying	Market	Repurchase liability weighted		Carrying	Market	Repurchase liability weighted
	Repurchase	value of	value of	average	Repurchase	value of	value of	average
(Dollars in thousands)	liability	collateral	collateral	interest rate	liability	collateral	collateral	interest rate
Obligations of U.S. government
sponsored entities
Within 30 days	$210,292	$220,229	$220,229	0.36%	$64,109	$67,721	$67,721	0.23%
After 30 to 90 days	25,765	27,349	27,349	0.34	-	-	-	-
After 90 days	420,602	448,992	448,992	0.44	156,092	177,031	177,031	4.89
Total obligations of U.S. government
sponsored entities	656,659	696,570	696,570	0.41	220,201	244,752	244,752	3.53
Mortgage-backed securities
Within 30 days	3,227	3,612	3,612	0.40	23,998	26,591	26,591	0.46
After 90 days	166,226	183,782	183,782	1.25	240,313	286,166	286,166	3.61
Total mortgage-backed securities	169,453	187,394	187,394	1.23	264,311	312,757	312,757	3.32
Collateralized mortgage obligations
Within 30 days	15,277	19,087	19,087	0.27	235,306	267,120	267,120	0.39
After 30 to 90 days	55,427	59,472	59,472	0.56	103,754	114,643	114,643	0.44
After 90 days	71,448	78,683	78,683	0.60	322,881	370,197	370,197	4.24
Total collateralized mortgage
obligations	142,152	157,242	157,242	0.55	661,941	751,960	751,960	2.28
Total	$968,264	$1,041,206	$1,041,206	0.57%	$1,146,453	$1,309,469	$1,309,469	2.76%